CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
REVENUE
Products, net					$ 197,554	$ 18,054
Services						27,500
PRODUCT REVENUE, NET	48,966	61,279	59,400	116,611	197,554	45,554
COST OF REVENUE, PRODUCT	42,400	52,443	60,158	90,389	155,549	6,391
GROSS (LOSS) MARGIN	6,566	8,836	(758)	26,222	42,005	39,163
EXPENSES
Sales and marketing	111,393	45,496	455,437	65,061	356,948	16,899
General and administrative	188,052	84,619	395,198	223,516	953,484	141,862
Reverse merger costs						376,366
Depreciation and Amortization	292	56,128	585	112,256	224,770	19,956
Impairment of asset					893,667
TOTAL OPERATING EXPENSES	299,737	186,243	851,220	400,833	2,428,869	555,083
OPERATING LOSS	(293,171)	(177,407)	(851,978)	(374,611)	(2,000,000)
Other Income (Expense)
Unrealized gain on equity investments	245,834		404,763
Interest Expense	(66,422)		(68,301)
Total other income, net	179,412		336,462
NET LOSS	(113,759)	(177,407)	(515,516)	(374,611)	(2,386,864)	(515,920)
Less: Net loss (income) attributable to non controlling interest	3,336	57	9,592	(1,139)	10,763	(1,736)
NET LOSS ATTRIBUTABLE TO APPLIED BIOSCIENCES CORP.	$ (110,423)	$ (177,350)	$ (505,924)	$ (375,750)	$ (2,376,101)	$ (517,656)
LOSS PER COMMON SHARE	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.02)	$ (0.16)	$ (0.04)
WEIGHTED AVERAGE SHARES OUTSTANDING
Basic and diluted	10,677,110	15,320,154	10,617,332	15,268,914	15,071,417	12,046,644